Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2010
Goodwill.
Goodwill, at cost, beginning balance		$ 3,044
Accumulated impairment charges, beginning balance				(18)
Goodwill at the opening balance	4,085			3,026
Goodwill acquired during the year	3,261	1,091	147
Exchange rate differences	(74)	(24)
Other	(3)	(8)
Goodwill at the closing balance	7,269	4,085		3,026
Goodwill, at cost, ending balance			3,044
Allocated amount, Goodwill	3,261
Baldor Electric Company
Goodwill.
Allocated amount, Goodwill	2,728
Power Products
Goodwill.
Goodwill, at cost, beginning balance		619
Goodwill at the opening balance	614			619
Goodwill acquired during the year	109	6
Exchange rate differences	(11)	(3)
Other		(8)
Goodwill at the closing balance	712	614		619
Power Systems
Goodwill.
Goodwill, at cost, beginning balance		429
Goodwill at the opening balance	1,411			429
Goodwill acquired during the year	321	973
Exchange rate differences	(24)	8
Other	(3)	1
Goodwill at the closing balance	1,705	1,411		429
Discrete Automation and Motion
Goodwill.
Goodwill, at cost, beginning balance		564
Goodwill at the opening balance	547			564
Goodwill acquired during the year	2,765
Exchange rate differences	(19)	(17)
Goodwill at the closing balance	3,293	547		564
Low Voltage Products
Goodwill.
Goodwill, at cost, beginning balance		379
Goodwill at the opening balance	399			379
Goodwill acquired during the year	16	37
Exchange rate differences	(8)	(17)
Goodwill at the closing balance	407	399		379
Process Automation
Goodwill.
Goodwill, at cost, beginning balance		1,011
Goodwill at the opening balance	1,090			1,011
Goodwill acquired during the year	50	75
Exchange rate differences	(10)	5
Other		(1)
Goodwill at the closing balance	1,130	1,090		1,011
Corporate and Other
Goodwill.
Accumulated impairment charges, beginning balance				(18)
Goodwill at the opening balance	24			24
Exchange rate differences	(2)
Goodwill at the closing balance	22			24
Goodwill, at cost, ending balance			$ 42